Annual Total Returns - Franklin Mutual Financial Services Fund [BarChart] - Franklin Mutual Series Funds-31 - Franklin Mutual Financial Services Fund - Class A	May 01, 2021
Bar Chart Table:
Annual Return 2011	(9.49%)
Annual Return 2012	19.55%
Annual Return 2013	25.32%
Annual Return 2014	10.71%
Annual Return 2015	8.05%
Annual Return 2016	11.46%
Annual Return 2017	13.55%
Annual Return 2018	(16.72%)
Annual Return 2019	19.06%
Annual Return 2020	(6.95%)